Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous liabilities [abstract]
Schedule of other liabilities

€ in thousand	As at December 31,
	2022	2021
Deferred income	5,519	4,966
Other financial liabilities	32	44
Miscellaneous liabilities	88	8
OTHER LIABILITIES	5,639	5,019
Less non-current portion	(116)	(69)
CURRENT PORTION	5,523	4,950